Related party transactions and balances	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related party transactions and balances

30 .	Related party transactions and balances
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties include associates, parent, subsidiaries, and key management personnel or their close family members. The terms and conditions of these transactions have been mutually agreed between the Group and the related parties. To determine significance, the Group considers various qualitative and quantitative factors including whether transactions with related parties are conducted in the ordinary course of business.
Interest in subsidiaries:
The details of interests in the subsidiaries with whom the Group had entered into transactions or had agreements or arrangements in place during the year are disclosed in Note 1 of the consolidated financial statements.
Compensation of key management personnel:
Key management personnel of the Group comprise the directors and senior management of the Group.

	At 31 December
In USD	2021	2020
Short-term employee benefits	1,287,379	652,175
Provision for end of service benefits	99,487	32,399
Share-based payments	13,360,206	829,746

	14,747,072	1,514,320

No. of key management	7	6

Transactions with related parties:
Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	At 31 December
In USD	2021	2020
(Repayment)/advances to shareholders	(36,091)	36,091

Balances with related parties:
The following balances are outstanding at the end of the reporting period in relation to the above transactions with related parties:

	At 31 December
In USD	2021	2020
Convertible notes - key management personnel	100,000	—
Advances to shareholders	—	36,091

The advances to shareholders outstanding at year end are unsecured, interest free, payable on demand and have been subsequently settled in cash. No impairment charge has been recognised during the year ended 2021 and 2020 in respect of amounts owed by related parties.
Short-term loans to related parties:
Short term loans to related parties related to the acquisition of Shotl Transportation during the year by The Group (Note 7).

	At 31 December
In USD	2021	2020
Sister company
Routebox Technologies SL	84,039	—

Shareholders of Shotl Transportation SL
Camina Lab SL	323,338	—
Marfina SL	71,387	—

	394,725	—

	478,764	—

On 31 December 2020, Shotl transportation has entered into an agreement with a related party Routbox Technologies SL of loan facility amounted to EUR 72,636. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2022.
On 1 May 2020, Shotl transportation has entered into an agreement with a related party Camina Lab SL of loan facility amounted to EUR 275,489. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2022.
On 1 May 2020, Shotl transportation has entered into an agreement with a related party Marfina SL of loan facility amounted to EUR 60,000. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2022
.